Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Reconciliation of non controlling interest [Table Text Block]
A reconciliation of non-controlling interest as of December 31, 2018 and 2017 is as follows:

	December 31 , 2018	December 31 , 2017

Beginning Balance	$8,799,460	$-
Noncontrolling interest through acquisition of Shangchi Automobile (Note 4)	-	9,583,646
Proportionate shares of net income (loss)	(896,769)	(754,084)
Foreign currency translation adjustment	15,405	(30,102)

Total	$7,918,096	$8,799,460